Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income (Parenthetical)	12 Months Ended
	Dec. 31, 2021 GBP (£) Employees	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£)
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 7,226,000,000	£ 2,461,000,000	£ 3,354,000,000
Profit after tax and other comprehensive income	£ 5,008,000,000	£ 2,066,000,000	£ 2,793,000,000
Number of employees (full time equivalent)	81,600	83,000	80,800
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Profit after tax	£ 4,343,000,000	£ (1,018,000,000)	£ 3,181,000,000
Profit after tax and other comprehensive income	£ 4,343,000,000	£ (1,018,000,000)	£ 3,181,000,000
Number of employees (full time equivalent) | Employees	65	60